Quarterly Holdings Report
for
Fidelity® Disruptive Medicine ETF
August 31, 2023
DRM-NPRT1-1023
1.9907232.100
Common Stocks - 99.1%
	Shares	Value ($)
HEALTH CARE - 99.1%
Biotechnology - 29.6%
Akero Therapeutics, Inc. (a)	4,581	227,355
Alnylam Pharmaceuticals, Inc. (a)	6,450	1,275,939
ALX Oncology Holdings, Inc. (a)	13,700	58,362
Arcellx, Inc. (a)	7,333	262,815
Argenx SE ADR (a)	2,817	1,415,514
Arrowhead Pharmaceuticals, Inc. (a)	5,000	138,200
Ascendis Pharma A/S sponsored ADR (a)	3,865	378,847
Beam Therapeutics, Inc. (a)	3,014	69,865
Blueprint Medicines Corp. (a)	7,423	370,111
Cerevel Therapeutics Holdings (a)	14,922	353,651
Cytokinetics, Inc. (a)	9,950	347,653
Exact Sciences Corp. (a)	7,465	624,597
Icosavax, Inc. (a)	19,573	151,495
Intellia Therapeutics, Inc. (a)	1,990	74,585
Janux Therapeutics, Inc. (a)	11,058	121,638
Keros Therapeutics, Inc. (a)	4,185	146,935
Legend Biotech Corp. ADR (a)	9,157	635,130
Moonlake Immunotherapeutics (a)(b)	3,100	178,467
Natera, Inc. (a)	3,853	226,287
Oxford BioMedica PLC (a)	84,600	345,627
PTC Therapeutics, Inc. (a)	3,536	139,672
Regeneron Pharmaceuticals, Inc. (a)	1,076	889,303
Repligen Corp. (a)	4,501	782,769
Sarepta Therapeutics, Inc. (a)	1,704	206,201
Tyra Biosciences, Inc. (a)	6,842	104,204
Vaxcyte, Inc. (a)	6,238	323,877
Vertex Pharmaceuticals, Inc. (a)	4,674	1,628,141
Verve Therapeutics, Inc. (a)(b)	5,934	76,371
Xenon Pharmaceuticals, Inc. (a)	2,725	106,221
Zai Lab Ltd. ADR (a)	14,654	373,237
Zentalis Pharmaceuticals, Inc. (a)	5,954	158,138
		12,191,207
Health Care Equipment & Supplies - 25.4%
Align Technology, Inc. (a)	838	310,177
Boston Scientific Corp. (a)	36,230	1,954,244
DexCom, Inc. (a)	5,847	590,430
ICU Medical, Inc. (a)	3,425	496,728
Inspire Medical Systems, Inc. (a)	1,941	440,374
Insulet Corp. (a)	5,150	987,307
Intuitive Surgical, Inc. (a)	3,083	963,992
iRhythm Technologies, Inc. (a)	3,524	364,276
Masimo Corp. (a)	10,234	1,169,542
Nevro Corp. (a)	9,269	185,751
Penumbra, Inc. (a)	4,950	1,309,275
ResMed, Inc.	3,478	555,054
Stryker Corp.	3,111	882,124
Tandem Diabetes Care, Inc. (a)	8,929	244,297
		10,453,571
Health Care Providers & Services - 14.4%
agilon health, Inc. (a)	36,694	650,218
Centene Corp. (a)	19,411	1,196,688
Guardant Health, Inc. (a)	9,862	385,407
Humana, Inc.	1,823	841,551
LifeStance Health Group, Inc. (a)	89,821	737,430
Privia Health Group, Inc. (a)	17,400	456,750
UnitedHealth Group, Inc.	3,431	1,635,146
		5,903,190
Health Care Technology - 4.5%
Doximity, Inc. (a)	6,553	156,224
Evolent Health, Inc. (a)	15,428	393,568
Phreesia, Inc. (a)	14,429	410,794
Veeva Systems, Inc. Class A (a)	4,147	865,479
		1,826,065
Life Sciences Tools & Services - 17.9%
10X Genomics, Inc. (a)	18,248	946,159
Bio-Techne Corp.	10,073	789,723
Bruker Corp.	16,855	1,105,688
Danaher Corp.	6,010	1,592,650
Lonza Group AG	602	333,184
Olink Holding AB ADR (a)(b)	11,274	186,359
Sartorius Stedim Biotech	2,397	681,247
Thermo Fisher Scientific, Inc.	1,528	851,249
West Pharmaceutical Services, Inc.	2,177	885,821
		7,372,080
Pharmaceuticals - 7.3%
Arvinas Holding Co. LLC (a)	15,646	441,374
Edgewise Therapeutics, Inc. (a)	18,914	118,213
Eli Lilly & Co.	1,852	1,026,378
Royalty Pharma PLC	40,083	1,195,275
Ventyx Biosciences, Inc. (a)	6,569	220,062
		3,001,302
TOTAL COMMON STOCKS (Cost $38,998,829)		40,747,415

Money Market Funds - 1.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (c)	379,488	379,564
Fidelity Securities Lending Cash Central Fund 5.44% (c)(d)	330,342	330,375
TOTAL MONEY MARKET FUNDS (Cost $709,939)		709,939

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $39,708,768)	41,457,354
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(320,734)
NET ASSETS - 100.0%	41,136,620

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	-	2,576,292	2,196,728	6,178	-	-	379,564	0.0%
Fidelity Securities Lending Cash Central Fund 5.44%	461,500	1,926,940	2,058,065	779	-	-	330,375	0.0%
Total	461,500	4,503,232	4,254,793	6,957	-	-	709,939

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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